Significant Events and Transactions (Details) - MXN ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Significant Events and Transactions [Abstract]
Inventories	$ 2,675,076		$ 1,997,197
Additional inventories	677,879
Non-current balance	47,823		$ 103,551
Investing activities	$ 55,728	$ 51,072